Reinsurance - Additional Information (Detail) - state	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transportation Network Company [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Number of States in which Entity Operates	17	4	1